Investments (Details) - Schedule of Long Term Investment - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Long Term Investment [ Abstract]
Beginning balance	$ 2,101,519	$ 132,621
Addition of investments accounted for using the equity method	6,853,070	2,101,638
Addition of investments without readily determinable FVs	3,486,790
Proportionate share of the equity investee’s net loss	(205,100)	(130,528)
Foreign currency translation adjustment	(45,745)	(2,212)
Ending balance	$ 12,190,534	$ 2,101,519